INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 19,683	$ 19,683
Accumulated amortization	5,648	1,125
Intangible assets, net	14,035	18,558
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	14,073	14,073
Accumulated amortization	4,211	1,053
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,120	5,120
Accumulated amortization	1,137	2
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	490	490
Accumulated amortization	$ 300	$ 70